UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

325 Chestnut Street
Suite 512
Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Innovator Matrix Income Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 33.11%
Diversified - 5.67%
EPR Properties	27,825	$1,697,603
New Residential Investment Corp.	149,710	2,262,118
Whitestone REIT	58,395	921,473
		4,881,194
Health Care - 2.16%
Senior Housing Properties Trust	83,270	1,861,085
Hotels - 3.67%
Hospitality Properties Trust	102,520	3,158,641
Mortgage - 19.27%
American Capital Mortgage Investment Corp.	172,105	3,175,337
Apollo Commercial Real Estate Finance, Inc.	111,900	1,912,371
Capstead Mortgage Corp.	139,435	1,669,037
Invesco Mortgage Capital, Inc.	109,050	1,741,529
Northstar Realty Finance Corp.	208,495	4,007,274
Starwood Property Trust, Inc.	166,805	4,070,042
		16,575,590
Office Property - 2.34%
American Realty Capital Properties, Inc.	204,780	2,008,892
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,079,699)		$28,485,402

COMMON STOCKS - 6.96%
Deep Sea, Coastal, and Great Lakes Water Transportation - 4.09%
Ship Finance International Ltd.	219,510	$3,514,355
General Freight Trucking - 0.97%
Student Transportation, Inc.	146,070	836,981
Wired Telecommunications Carriers - 1.90%
Frontier Communications Corp.	205,300	1,638,294
TOTAL COMMON STOCKS (Cost $5,390,034)		$5,989,630

MASTER LIMITED PARTNERSHIPS - 34.78%
Death Care Services - 2.63%
StoneMor Partners L.P.	79,855	$2,259,897
Deep Sea, Coastal, and Great Lakes Water Transportation - 2.15%
Navios Maritime Partners L.P.	151,200	1,852,200
Oil and Gas Extraction - 2.33%
Vanguard Natural Resources, LLC	120,815	2,003,113
Other Financial Investment Activities - 8.87%
Apollo Global Management, LLC.	155,510	3,626,493
KKR & Co., L.P.	175,235	4,004,120
		7,630,613
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 4.90%
CVR Partners L.P.	113,625	1,593,022
Terra Nitrogen Co., L.P.	17,960	2,625,393
		4,218,415

Petroleum and Coal Products Manufacturing - 9.91%
Calumet Specialty Products Partners, L.P.	138,945	3,868,229
CVR Refining L.P.	148,415	2,888,156
Northern Tier Energy L.P.	72,145	1,771,159
		8,527,544
Support Activities for Water Transportation - 3.99%
Martin Midstream Partners L.P.	107,185	3,434,207
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $29,573,030)		$29,925,989

ROYALTY TRUSTS - 1.72%
Petroleum and Coal Products Manufacturing - 1.72%
BP Prudhoe Bay Royalty Trust	21,820	$1,484,633
TOTAL ROYALTY TRUSTS (Cost $1,802,333)		$1,484,633

BUSINESS DEVELOPMENT COMPANIES - 10.58%
Closed-end Funds - 10.58%
Ares Capital Corp.	229,100	$3,963,430
Fifth Street Finance Corp.	161,520	1,143,562
Medley Capital Corp.	88,500	837,210
Prospect Capital Corp.	366,275	3,160,953
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $10,436,570)		$9,105,155

INVESTMENT COMPANIES - 12.97%
Closed-end Funds - 12.97%
Avenue Income Credit Strategies Fund	56,320	$872,960
Blackrock Corporate High Yield Fund V	122,645	1,412,870
First Trust Intermediate Duration Preferred & Income Fund	37,000	835,830
Invesco Dynamic Credit Opportunity Fund	76,755	926,433
Nexpoint Credit Strategies Fund	172,685	1,985,878
Nuveen Preferred Income Opportunities Fund	202,750	1,942,345
Stone Harbor Emerging Markets Income Fund	46,360	727,388
Western Asset Emerging Markets Income Fund	77,300	872,717
Western Asset Global High Income Fund	140,900	1,580,898
TOTAL INVESTMENT COMPANIES (Cost $11,901,061)		$11,157,319

SHORT TERM INVESTMENTS - 0.47%
Money Market Funds - 0.47%
Fidelity Government Portfolio, 0.01%	400,295	$400,295
TOTAL SHORT-TERM INVESTMENTS (Cost $400,295)		$400,295

Total Investments (Cost $87,583,022) - 100.59%		86,548,423
Liabilities in Excess of Other Assets - (0.59)%		(510,082)
TOTAL NET ASSETS - 100.00%		$86,038,341

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Academy Funds Trust
Notes to Schedule of Investments
February 28, 2015 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Innovator Matrix Income Fund’s (the “Fund”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended mutual funds are valued at that day’s Net Asset Value (“NAV”). Short-term securities, including bonds, notes, debentures, and other debt securities, and money market instruments are valued at current market quotations as provided by an independent pricing service. Government and retail money-market funds, repurchase agreements and demand notes, which are not eligible for vendor pricing, are valued at amortized cost. Debt securities (other than short-term securities) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Trust shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from the Fund’s investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Innovator Matrix Income® Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$28,485,402	$-	$-	$
Common Stock	5,989,630	-	-
Master Limited Partnerships	29,925,989	-	-
Royalty Trusts	1,484,633	-	-
Business Development Companies	9,105,155	-	-
Investment Companies	11,157,319	-	-
Short Term Investments	400,295	-	-
Total Investments in Securities	$86,548,243	$-	$-	$

See the Schedule of Investments for the investments detailed by industry classification.

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows:1

Innovator Matrix Income® Fund

Cost of Investments	$87,583,022

Gross unrealized appreciation	5,830,408
Gross unrealized depreciation	(6,865,007)
Net unrealized depreciation	$(1,034,599)

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)         /s/ David Jacovini
                                                            David Jacovini, President

Date      4/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David Jacovini
                                                             David Jacovini, President & Treasurer

Date       4/27/2015

* Print the name and title of each signing officer under his or her signature.